Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)(2)	COMPENSATION ACTUALLY PAID TO PEO (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (1)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (3)	TOTAL SHARE-HOLDER RETURN (4)	PEER GROUP TOTAL SHARE-HOLDER RETURN (4)	NET INCOME (GAAP) (5)	NORMALIZED FFO PER SHARE
2023	$6,279,626	$4,729,346	$2,388,372	$1,830,641	$62.95	$95.15	($278,261)	$1.57
2022	$8,597,498	$162,377	$3,601,606	$952,277	$65.57	$82.75	$40,897	$1.69
2021	$3,243,826	$6,458,026	$1,594,637	$2,452,347	$102.50	$103.97	$66,659	$1.71
2020	$2,823,858	$1,330,171	$1,530,919	$1,126,944	$92.18	$90.14	$72,195	$1.65

Named Executive Officers, Footnote [Text Block]	For each year shown, except as noted below, the principal executive officer (the "PEO") was Todd J. Meredith and the other NEOs were J. Christopher Douglas, John M. Bryant, Jr., Robert E. Hull, and Julie F. Wilson. Ms. Wilson became a Named Executive Officer in 2021.
PEO Total Compensation Amount	$ 8,597,498	$ 3,243,826	$ 2,823,858
PEO Actually Paid Compensation Amount	$ 162,377	6,458,026	1,330,171
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column in the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reported year that are outstanding and unvested as of the end of the reported year; (ii) adding the amount equal to the change as of the end of the reported year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reported year; (iii) adding, for awards that are granted and vest in the reported year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reported year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reported year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of dividends (or dividend equivalents) paid in the reported year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reported year. The tables following these footnotes reflect the adjustments made to SCT total compensation to compute CAP for our PEO and average CAP for our other NEOs.
(4)     Reflects the cumulative TSR of the Company and the health care REITs excluding the Company in the FTSE NAREIT All Equity REITs Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, and the four years ending December 31, 2023 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of dividends.
(5)     Amounts in thousands.

PEO RECONCILIATION	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of SCT	$—	$—	$—	$—
Increase for "Service Cost" for Pension Plans	$—	$—	$—	$—
Increase for "Prior Service Cost" for Pension Plans	$—	$—	$—	$—
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($4,380,592)	($6,324,463)	($952,000)	($816,719)
Deduction for Amounts Reported under the "Options Awards" Column in SCT	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of the Year End	$3,440,897	$3,700,178	$1,042,137	$758,641
Increase for Fair Value of Awards Granted during year that Vest during year	$—	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($1,114,566)	($5,435,460)	$2,268,601	($1,961,227)
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($194,697)	($1,036,781)	$272,898	($29,472)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—	$—	$—
Increase based upon incremental Fair Value of Awards Modified during year	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$698,678	$661,405	$582,564	$555,090
Total Adjustments	($1,550,280)	($8,435,121)	$3,214,200	($1,493,687)

Non-PEO NEO Average Total Compensation Amount	$ 3,601,606	1,594,637	1,530,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 952,277	2,452,347	1,126,944
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column in the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reported year that are outstanding and unvested as of the end of the reported year; (ii) adding the amount equal to the change as of the end of the reported year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reported year; (iii) adding, for awards that are granted and vest in the reported year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reported year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reported year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of dividends (or dividend equivalents) paid in the reported year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reported year. The tables following these footnotes reflect the adjustments made to SCT total compensation to compute CAP for our PEO and average CAP for our other NEOs.
(4)     Reflects the cumulative TSR of the Company and the health care REITs excluding the Company in the FTSE NAREIT All Equity REITs Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, and the four years ending December 31, 2023 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of dividends.
(5)     Amounts in thousands.

AVERAGE NON-PEO NEO RECONCILIATION	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of SCT	$—	$—	$—	$—
Increase for "Service Cost" for Pension Plans	$—	$—	$—	$—
Increase for "Prior Service Cost" for Pension Plans	$—	$—	$—	$—
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($1,384,974)	($2,420,249)	($500,972)	($510,743)
Deduction for Amounts Reported under the "Options Awards" Column in SCT	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of the Year End	$1,068,249	$1,476,823	$548,423	$347,450
Increase for Fair Value of Awards Granted during year that Vest during year	$—	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($301,323)	($1,322,857)	$493,688	($374,602)
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($108,092)	($544,489)	$172,861	($21,561)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—	$—	$—
Increase based upon incremental Fair Value of Awards Modified during year	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$168,409	$161,443	$143,710	$155,481
Total Adjustments	($557,731)	($2,649,329)	$857,710	($403,975)

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 65.57	102.50	92.18
Peer Group Total Shareholder Return Amount	82.75	103.97	90.14
Net Income (Loss)	$ 40,897,000	$ 66,659,000	$ 72,195,000
Company Selected Measure Amount | $ / shares	1.69	1.71	1.65
PEO Name	Todd J. Meredith
Additional 402(v) Disclosure [Text Block]
The disclosure included in this section is prescribed by SEC rules in Item 402(v) of Regulation S-K. For a detailed discussion of the Company's executive compensation program, including how compensation is aligned with Company performance, see “Compensation Discussion and Analysis” beginning on page 20. The Compensation and Human Capital Committee did not consider the pay versus performance data presented below in making compensation decisions for any of the years shown.
The following table sets forth information concerning the compensation of our CEO and our other Named Executive Officers compared to Company performance for the years ended December 31, 2023, 2022, 2021 and 2020.
The values reflected in this column represent the "Total" compensation set forth in the Summary Compensation Table ("SCT") on page 33. See footnotes to the SCT for further detail regarding the amounts in this column.
The following graphs illustrate the relationship during 2020 through 2023 of the CAP to our PEO and the average CAP to our other Named Executive Officers to (i) our cumulative TSR and the cumulative TSR of the companies in the peer group; (ii) our GAAP net income; and (iii) our Normalized FFO per share.
	The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below, in unranked fashion. The manner in which these measures, together with certain non-financial performance metrics, determine the amounts of incentive compensation paid to the Named Executive Officers is described above in Compensation Discussion and Analysis.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Normalized FFO per Share Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	FAD per Share Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Revenue Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Store NOI Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Three-year Absolute and Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	ESG Performance
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,435,121)	$ 3,214,200	$ (1,493,687)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Prior Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,324,463)	(952,000)	(816,719)
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,700,178	1,042,137	758,641
PEO [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,435,460)	2,268,601	(1,961,227)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,036,781)	272,898	(29,472)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	661,405	582,564	555,090
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,649,329)	857,710	(403,975)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Prior Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,420,249)	(500,972)	(510,743)
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,476,823	548,423	347,450
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,322,857)	493,688	(374,602)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(544,489)	172,861	(21,561)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 161,443	$ 143,710	$ 155,481